Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net carrying amount
Net carrying amount	¥ 56	¥ 315
Leasehold improvements [Member]
Net carrying amount
Net carrying amount
Music education equipment [Member]
Net carrying amount
Net carrying amount		243
Furniture and fixtures [Member]
Net carrying amount
Net carrying amount	10	10
Office equipment [Member]
Net carrying amount
Net carrying amount	46	62
Cost [Member]
Cost
Beginning balance	5,378	73,928
Disposals	(243)	(68,550)
Ending balance		5,378
Cost [Member] | Leasehold improvements [Member]
Cost
Beginning balance	4,561	4,561
Disposals
Ending balance		4,561
Cost [Member] | Music education equipment [Member]
Cost
Beginning balance	243	67,985
Disposals	(243)	(67,742)
Ending balance		243
Cost [Member] | Furniture and fixtures [Member]
Cost
Beginning balance	140	341
Disposals		(201)
Ending balance		140
Cost [Member] | Office equipment [Member]
Cost
Beginning balance	434	1,041
Disposals		(607)
Ending balance		434
Accumulated impairment loss [Member]
Cost
Beginning balance		(34,858)
Ending balance
Net carrying amount
Impairment write-off for the year	5,135	34,858
Accumulated impairment loss [Member] | Leasehold improvements [Member]
Cost
Beginning balance
Ending balance
Net carrying amount
Impairment write-off for the year	4,561
Accumulated impairment loss [Member] | Music education equipment [Member]
Cost
Beginning balance		(34,858)
Ending balance
Net carrying amount
Impairment write-off for the year		34,858
Accumulated impairment loss [Member] | Furniture and fixtures [Member]
Cost
Beginning balance
Ending balance
Net carrying amount
Impairment write-off for the year	140
Accumulated impairment loss [Member] | Office equipment [Member]
Cost
Beginning balance
Ending balance
Net carrying amount
Impairment write-off for the year	434
Accumulated depreciation [Member]
Cost
Beginning balance	(5,063)	(29,960)
Depreciation charge for the year	(16)	(1,966)
Disposals		26,863
Ending balance	(5,079)	(5,063)
Accumulated depreciation [Member] | Leasehold improvements [Member]
Cost
Beginning balance	(4,561)	(4,479)
Depreciation charge for the year		(82)
Disposals
Ending balance	(4,561)	(4,561)
Accumulated depreciation [Member] | Music education equipment [Member]
Cost
Beginning balance		(24,291)
Depreciation charge for the year		(1,806)
Disposals		26,097
Ending balance
Accumulated depreciation [Member] | Furniture and fixtures [Member]
Cost
Beginning balance	(130)	(305)
Depreciation charge for the year		(15)
Disposals		190
Ending balance	(130)	(130)
Accumulated depreciation [Member] | Office equipment [Member]
Cost
Beginning balance	(372)	(885)
Depreciation charge for the year	(16)	(63)
Disposals		576
Ending balance	¥ (388)	¥ (372)